Schedule of reconciliation of income tax credit (Details) (Parenthetical)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Taxation at statutory rate	24.00%	24.00%